Document And Entity Information	Sep. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	REPOSITRAK, INC.
Document, Type	8-K
Document, Period End Date	Sep. 28, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-34941
Entity, Tax Identification Number	37-1454128
Entity, Address, Address Line One	5282 South Commerce Drive, Suite D292
Entity, Address, City or Town	Murray
Entity, Address, State or Province	UT
Entity, Address, Postal Zip Code	84107
City Area Code	435
Local Phone Number	645-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TRAK
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000050471